CASH SURRENDER VALUE OF LIFE INSURANCE (Details)	Jun. 30, 2015 USD ($)
Cash Surrender Value Of Life Insurance Details
Cash surrender value of life insurance	$ 151,464
Less: policy loan balance outstanding	(116,473)
Cash surrender value of life insurance, net	$ 34,991